Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
The Company’s financial assets and liabilities measured at fair value on a recurring basis were as follows:

	As of December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Money market investments(1)	$—	$217,628	$—	$217,628
Marketable equity securities(3)	536,315	—	—	536,315
Other current investments(4)	9,831	11,007	—	20,838
Total Financial Assets	$546,146	$228,635	$—	$774,781
Liabilities
Deferred compensation plan liabilities(5)	$—	$43,414	$—	$43,414
Interest rate swap(6)	—	244	—	244
Mandatorily redeemable noncontrolling interest(7)	—	—	10,331	10,331
Total Financial Liabilities	$—	$43,658	$10,331	$53,989

	As of December 31, 2016
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Money market investments (1)	$—	$435,258	$—	$435,258
Commercial paper (2)	49,882	—	—	49,882
Marketable equity securities (3)	424,229	—	—	424,229
Other current investments (4)	6,957	17,055	—	24,012
Total Financial Assets	$481,068	$452,313	$—	$933,381
Liabilities
Deferred compensation plan liabilities (5)	$—	$46,300	$—	$46,300
Interest rate swap (6)	—	365	—	365
Mandatorily redeemable noncontrolling interest (7)	—	—	12,584	12,584
Total Financial Liabilities	$—	$46,665	$12,584	$59,249
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(1)	The Company’s money market investments are included in cash, cash equivalents and restricted cash and the value considers the liquidity of the counterparty.

(2)	The Company’s commercial paper investments with original maturities of three months or less are included in cash and cash equivalents.

(3)	The Company’s investments in marketable equity securities are classified as available-for-sale.

(4)
Includes U.S. Government Securities, corporate bonds, mutual funds and time deposits. These investments are valued using a market approach based on the quoted market prices of the security or inputs that include quoted market prices for similar instruments and are classified as either Level 1 or Level 2 in the valuation hierarchy.

(5)
Includes Graham Holdings Company’s Deferred Compensation Plan and supplemental savings plan benefits under the Graham Holdings Company’s Supplemental Executive Retirement Plan, which are included in accrued compensation and related benefits. These plans measure the market value of a participant’s balance in a notional investment account that is comprised primarily of mutual funds, which are based on observable market prices. However, since the deferred compensation obligations are not exchanged in an active market, they are classified as Level 2 in the fair value hierarchy. Realized and unrealized gains (losses) on deferred compensation are included in operating income.

(6)
Included in Other liabilities. The Company utilized a market approach model using the notional amount of the interest rate swap multiplied by the observable inputs of time to maturity and market interest rates.

(7)	The fair value of the mandatorily redeemable noncontrolling interest is based on an EBITDA multiple, adjusted for working capital and other items, which approximates fair value.
For the years ended December 31, 2017, 2016 and 2015, the Company recorded goodwill and other long-lived asset impairment charges of $9.6 million, $1.6 million and $259.7 million, respectively. The remeasurement of the goodwill and other long-lived assets is classified as a Level 3 fair value assessment due to the significance of unobservable inputs developed in the determination of the fair value. The Company used a discounted cash flow model to determine the estimated fair value of the reporting unit. A market value approach was also utilized to supplement the discounted cash flow model. The Company made estimates and assumptions regarding future cash flows, discount rates, long-term growth rates and market values to determine the reporting unit’s estimated fair value.
For the year ended December 31, 2016, the Company recorded impairment charges totaling $27.0 million to its cost method investment relating to a preferred equity interest in a vocational school company due to a decline in business conditions. The measurement of the preferred equity interest is classified as a Level 3 fair value assessment due to the significance of unobservable inputs developed in the determination of the fair value. The Company used a discounted cash flow model to determine the estimated fair value of the preferred equity interest and made estimates and assumptions regarding future cash flows, discount rates, long-term growth rates and market values to determine the estimated fair value.